Document and Entity Information	Sep. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38847
Entity Registrant Name	SILK ROAD MEDICAL, INC.
Entity Central Index Key	0001397702
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8777622
Entity Address, Address Line One	1213 Innsbruck Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	720-9002
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	SILK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false